GMO Resource Transition Fund Expense Example - GMO Resource Transition Fund	Feb. 28, 2026 USD ($)
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	578
Expense Example, with Redemption, 10 Years	1,295
Class IV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,237
Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	310
Expense Example, with Redemption, 5 Years	546
Expense Example, with Redemption, 10 Years	1,225
Class VI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	530
Expense Example, with Redemption, 10 Years	1,190
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	578
Expense Example, with Redemption, 10 Years	1,295
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	659
Expense Example, with Redemption, 10 Years	$ 1,467